Subsequent Events - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended			2 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 12, 2013 Offerings	Mar. 12, 2013 Stock Distribution
Subsequent Event [Line Items]
Additional proceeds on subscription				$ 10.6
Common stock distributions declared	472,462	223,892	33,416		358,669